SCHEDULE OF PROPERTY, EQUIPMENT , NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and Equipment		¥ 22,258	¥ 21,646
Accumulated depreciation		(18,571)	(16,102)
Property and Equipment, net	$ 505	3,687	5,544
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		12,588	12,498
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		7,238	7,079
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		¥ 2,432	¥ 2,069